Current And Non-Current Payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade And Other Payables [Abstract]
Summary of Trade and Other Current Payables

The detail of Trade and Other Current Payables as of December 31, 2021 and 2020 is as follows:

	Current		Non-Current
	12-31-2021	12-31-2020	12-31-2021	12-31-2020
Trade and Other Payables	ThUS$	ThUS$	ThUS$	ThUS$
Trade payables
Energy suppliers	1,175,753	1,323,617	77,349	100,517
Fuel and gas suppliers	9,619	24,621	—	—
Payables for goods and services	1,484,387	1,071,248	20,921	3,155
Payables for assets acquisitions	147,574	49,332	—	10,990
Subtotal	2,817,333	2,468,818	98,270	114,662

Other payables
Dividends payable to third parties	43,302	145,875	—	—
Payables to CAMMESA (1)	626,696	337,317	14,996	27,475
Penalties and complaints (2)	23,109	18,817	37,638	56,013
Research and development obligations	112,083	154,595	31,411	40,925
Taxes payables other than income tax	60,840	40,916	210	672
Accounts payables to employees	150,627	154,269	874	1,136
PIS/COFINS on VAT (payable to consumers) (3)	411,066	211,611	2,252,434	1,474,165
Regulatory Liabilities Brazilian Subsidiaries (4)	399,238	418,680	170,147	186,946
Agreement Enel Distribución Sao Paulo with Eletrobras (5)	67,351	68,501	65,310	134,925
Other payables	200,485	74,177	17,777	24,556
Subtotal	2,094,797	1,624,758	2,590,797	1,946,813
Total	4,912,130	4,093,576	2,689,067	2,061,475

Note 21.4 for the description of the liquidity risk management policy.

(1) As of December 31, 2021 our subsidiary Edesur includes ThUS$ 614,171 of accounts payable for purchases of electricity from CAMMESA (ThUS$ 320,918 as of December 31, 2020). Additionally, a total of ThUS$ 27,521 (ThUS$ 43,874 as of December 31, 2020) is included for mutual contracts and assignment of collateral credits signed with CAMMESA for (i) financing of operational needs that cannot be postponed for the operation and of the generating plant in our subsidiary Enel Generación Costanera; (ii) financing the maintenance needs of the turbo generators at our subsidiary Dock Sud; and (iii) the financing of the extraordinary investment plan in our subsidiary Edesur.

(2) Correspond mainly to fines and complaints for the current and previous years, that our subsidiary Edesur S.A. has received from the regulating entity due to commercial service quality, quality of the technical product and public road safety. These fines have not been paid, since some are suspended by the Agreement Declaration signed in 2007 with the Argentine government. The value of these fines is updated in line with the changes in Distribution Added Value due to the tariff adjustments. As of December 31, 2021, ThUS$ 31,328 (ThUS$ 38,007 as of December 31, 2020) is included as a result of the application of ENRE Resolution No. 1/2016.

(3) See Note 8, discussing the recoverable PIS/COFINS Taxes.

(4) See Note 8(ii).

(5) This corresponds to an agreement between Enel Distribución Sao Paulo and Eletrobrás ending a lawsuit between both parties dating from 1986. This agreement will be paid over a five-year period ending in June 2023.